Accumulated Other Comprehensive loss (Tables)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Schedule of components of accumulated other comprehensive losses [Table Text Block]
Three months ended September 30, 2013	Foreign currency translation

Balance, June 30, 2013	$268,123
Foreign currency translation, net of taxes	107,599
Balance, September 30, 2013	$375,722

Nine months ended September 30, 2013	Foreign currency translation

Balance, December 31, 2012	$332,722
Foreign currency translation, net of taxes	43,000
Balance, September 30, 2013	$375,722